Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 16, 2023
Entity Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund VI
Entity Central Index Key	dei_EntityCentralIndexKey	0001552740
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
First Trust Nasdaq BuyWrite Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Notwithstanding anything to the contrary in the Fund’s prospectus, the CBOE S&P 500 95-110 Collar Index℠ is removed as a benchmark index for the Fund as of May 16, 2023. The Fund’s investment advisor has determined that the index no longer serves as an appropriate comparison to Fund returns.